Derivative financial instruments and market risks (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Fair Value of Derivative Instruments

The table below shows the fair value of derivative instruments as of December 31, 2017, 2016 and 2015:

(€ million)	Non-current assets	Current assets	Total assets	Non-current liabilities	Current liabilities	Total liabilities	Fair value at Dec. 31, 2017 (net)	Fair value at Dec. 31, 2016 (net)	Fair value at Dec. 31, 2015 (net)
Currency derivatives	-	133	133	(4)	(58)	(62)	71	(22)	(19)

operating	-	28	28	-	(25)	(25)	3	(25)	16

financial	-	105	105	(4)	(33)	(37)	68	3	(35)

Interest rate derivatives	63	-	63	(12)	-	(12)	51	100	152
Total	63	133	196	(16)	(58)	(74)	122	78	133

Summary of Operating Currency Hedging Instruments

The table below shows operating currency hedging instruments in place as of December 31, 2017, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2017			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,592	11	-	-	-	3,592	11
of which US dollar	1,043	15	-	-	-	1,043	15

of which Singapore dollar	870	1	-	-	-	870	1

of which Chinese yuan renminbi	327	(1)	-	-	-	327	(1)

of which Japanese yen	248	1	-	-	-	248	1

of which Saudi riyal	144	2	-	-	-	144	2
Forward currency purchases	1,649	(8)	-	-	-	1,649	(8)
of which Japanese yen	373	(3)	-	-	-	373	(3)

of which Singapore dollar	360	(4)	-	-	-	360	(4)

of which US dollar	205	(2)	-	-	-	205	(2)

of which Chinese yuan renminbi	196	-	-	-	-	196	-

of which Hungarian forint	81	1	-	-	-	81	1
Total	5,241	3	-	-	-	5,241	3

The above positions mainly hedge future material foreign-currency cash flows arising after the end of the reporting period in relation to transactions carried out during the year ended December 31, 2017 and recognized in the balance sheet at that date. Gains and losses on hedging instruments (forward contracts) are calculated and recognized in parallel with the recognition of gains and losses on the hedged items. Due to this hedging relationship, the commercial foreign exchange profit or loss on these items (hedging instruments and hedged transactions) will be immaterial in 2018.

The table below shows operating currency hedging instruments in place as of December 31, 2016, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2016			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,963	(25)	-	-	-	3,963	(25)
of which US dollar	1,850	(17)	-	-	-	1,850	(17)

of which Chinese yuan renminbi	453	(2)	-	-	-	453	(2)

of which Swiss franc	253	(1)	-	-	-	253	(1)

of which Japanese yen	206	5	-	-	-	206	5

of which Singapore dollar	156	1	-	-	-	156	1
Forward currency purchases	1,517	-	-	-	-	1,517	-
of which US dollar	400	1	-	-	-	400	1

of which Japanese yen	283	(2)	-	-	-	283	(2)

of which Singapore dollar	233	1	-	-	-	233	1

of which Swiss franc	84	-	-	-	-	84	-

of which Hungarian forint	82	-	-	-	-	82	-
Total	5,480	(25)	-	-	-	5,480	(25)

The table below shows operating currency hedging instruments in place as of December 31, 2015, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2015			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	2,142	27	-	-	-	2,142	27
of which US dollar	672	(2)	-	-	-	672	(2)

of which Chinese yuan renminbi	339	1	-	-	-	339	1

of which Japanese yen	159	(1)	-	-	-	159	(1)

of which Russian rouble	130	22	-	-	-	130	22

of which Singapore dollar	114	-	-	-	-	114	-
Forward currency purchases	905	(11)	-	-	-	905	(11)
of which US dollar	204	-	-	-	-	204	-

of which Russian rouble	109	(9)	-	-	-	109	(9)

of which Singapore dollar	104	(1)	-	-	-	104	(1)

of which Hungarian forint	90	(1)	-	-	-	90	(1)

of which Chinese yuan renminbi	86	2	-	-	-	86	2
Total	3,047	16	-	-	-	3,047	16

Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated

The table below shows financial currency hedging instruments in place, with the notional amount translated into euros at the relevant closing exchange rate:

	2017			2016			2015
(€ million)	Notional amount	Fair value	Expiry	Notional amount	Fair value	Expiry	Notional amount	Fair value	Expiry
Forward currency sales	5,074	86		5,298	(28)		3,472	(44)
of which US dollar	3,542	50	2018	3,356	(37)	2017	2,171	(30)	2016

of which Japanese yen	867	34	2018	1,036	-	2017	612	(9)	2016

of which Australian dollar	281	1	2018	254	5	2017	266	(4)	2016
Forward currency purchases	4,657	(18)		5,980	31		2,623	9
of which Singapore dollar	2,281	(23)	2018	878	5	2017	310	-	2016

of which Canadian dollar	907	6	2018	-	-		145	(1)	2016

of which Czech koruna	431	6	2018	332	(1)	2017	245	(1)	2016
Total	9,731	68		11,278	3		6,095	(35)

Disclosure of Instruments

The table below shows instruments of this type in place as of December 31, 2017:

	Notional amounts by expiry date as of December 31, 2017								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2018	2019	2020	2021	2022	2023	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps

pay capitalized Eonia / receive 1.58%	-	1,550	-	-	-	-	1,550	58	1,550	58	-	-	-

pay capitalized Eonia / receive 0.06%	-	-	-	-	1,800	-	1,800	(6)	1,800	(6)	-	-	-

pay 1.81% / receive 3-month US dollar Libor	-	-	417	-	-	-	417	2	-	-	417	2	-

pay 3-month US dollar Libor / receive 2.22%	-	-	417	-	-	-	417	3	417	3	-	-	-

pay capitalized Eonia / receive 1.48%(a)	-	-	-	-	42	57	99	(6)	-	-	-	-	-
Total	-	1,550	834	-	1,842	57	4,283	51	3,767	55	417	2	-

(a)

These interest rate swaps hedge fixed-rate bonds with a nominal of €99 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Loans, advances and other long-term receivables” (see Note D.7.).

The table below shows instruments of this type in place as of December 31, 2016:

	Notional amounts by expiry date as of December 31, 2016								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2017	2019	2020	2021	2022	2023	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps

pay capitalized Eonia / receive 1.58%	-	1,550	-	-	-	-	1,550	88	1,550	88	-	-	-

pay 3-month Euribor / receive 1.15%	428	-	-	-	-	-	428	3	428	3	-	-	-

pay 3-month US dollar Libor / receive 2.22%	-	-	475	-	-	-	475	10	475	10	-	-	-

pay 1.22% / receive 3-month & 6-month US dollar Libor	475	-	-	-	-	-	475	(2)	-	-	475	(2)	-

pay capitalized Eonia / receive -0.01%	-	-	-	-	300	-	300	1	300	1	-	-	-
Total	903	1,550	475	-	300	-	3,228	100	2,753	102	475	(2)	-

The table below shows instruments of this type in place as of December 31, 2015:

	Notional amounts by expiry date as of December 31, 2015								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2016	2017	2019	2020	2021	2022	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps

pay 1-month Euribor 0.26% / receive 2.73%	500	-	-	-	-	-	500	14	500	14	-	-	-

pay capitalized Eonia / receive 1.90%	1,000	-	1,550	-	-	-	2,550	128	2,550	128	-	-	-

pay 3-month Euribor / receive 1.15%	-	428	-	-	-	-	428	3	-	-	-	-	-

pay 3-month US dollar Libor / receive 2.22%	-	-	-	459	-	-	459	14	459	14	-	-	-

pay 1.22% / receive 3-month & 6-month US dollar Libor	-	459	-	-	-	-	459	(2)	-	-	459	(2)	(1)

Currency swaps hedging investments

pay JPY / receive €	175	-	-	-	-	-	175	(4)	-	-	-	-	-

pay USD / receive €	92	-	-	-	-	-	92	(1)	-	-	-	-
Total	1,767	887	1,550	459	-	-	4,663	152	3,509	156	459	(2)	(1)

Disclosure of Potential Effects of Netting Arrangements

The table below is prepared in accordance with the accounting policies described in Note B.8.3.:

	2017		2016		2015
(€ million)	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities
Gross carrying amounts before offset (a)	196	(74)	210	(132)	218	(85)

Gross amounts offset (in accordance with IAS 32) (b)	-	-	-	-	-	-
Net amounts as reported in the balance sheet (a) – (b) = (c)	196	(74)	210	(132)	218	(85)

Effects of other netting arrangements (not fulfilling the IAS 32 criteria for offsetting) (d)

Financial instruments	(67)	67	(97)	97	(66)	66

Fair value of financial collateral	N/A	N/A	N/A	N/A	N/A	N/A
Net exposure (c) + (d)	129	(7)	113	(35)	152	(19)